Equity - Schedule of changes in revaluation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Opening balance	€ 4,013	€ 3,621
Closing balance	2,342	4,013	€ 3,621
Available-for-Sale and Other [member]
Disclosure of reserves within equity [Line Items]
Opening balance			3,447
Effect of changes in accounting policy due to the implementation of IFRS 9			(3,447)
Reserve of gain loss FVOCI [member] | Equity securities [member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,580	1,914
Effect of changes in accounting policy due to the implementation of IFRS 9			2,432
Changes in unrealised revaluations	(337)	137	(461)
Realised revaluations transferred to retained earnings	(1)	(472)	(56)
Other changes	(62)
Closing balance	1,181	1,580	1,914
Reserve of gain loss FVOCI [member] | Debt Securities [member]
Disclosure of reserves within equity [Line Items]
Opening balance	322	398
Effect of changes in accounting policy due to the implementation of IFRS 9			629
Changes in unrealised revaluations	20	(43)	(177)
Realised gains/losses transferred to the statement of profit or loss	(33)	(33)	(54)
Closing balance	309	322	398
Cash flow hedge [member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,208	604	263
Changes in unrealised revaluations	242	604	342
Closing balance	1,450	1,208	604
Credit liability [member]
Disclosure of reserves within equity [Line Items]
Opening balance	(114)	8
Effect of changes in accounting policy due to the implementation of IFRS 9			(190)
Changes in credit liability reserve	(19)	(116)	199
Realised revaluations transferred to retained earnings	16	(6)
Closing balance	(117)	(114)	8
Property in own use [member]
Disclosure of reserves within equity [Line Items]
Opening balance	253	204	203
Changes in unrealised revaluations	(7)	58	3
Realised revaluations transferred to retained earnings	(26)	(9)	(2)
Closing balance	€ 221	€ 253	€ 204